Certificate Liabilities - Schedule of Breakdown of Certificate Type (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	167,595,729	142,730,385
Total certificates	$ 2,766,122	$ 4,507,440
Bitcoin Tracker One [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	2,096,355	2,249,885
Total certificates	$ 517,474	$ 885,201
Bitcoin Tracker Euro [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	213,291	225,032
Total certificates	$ 525,465	$ 883,371
Ether Tracker One [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	10,148,660	10,353,931
Total certificates	$ 120,558	$ 265,659
Ether Tracker Euro [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	1,642,761	1,677,905
Total certificates	$ 194,507	$ 430,776
CoinShares Bitcoin ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	15,706,757	14,488,307
Total certificates	$ 882,113	$ 1,222,197
CoinShares Ethereum Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	4,123,973	3,251,673
Total certificates	$ 195,192	$ 291,152
CoinShares Litecoin ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	800,220	698,920
Total certificates	$ 6,161	$ 9,992
CoinShares XRP ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	3,274,564	3,298,284
Total certificates	$ 125,444	$ 226,083
CoinShares Polkadot Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	3,216,000	2,775,000
Total certificates	$ 3,229	$ 6,010
CoinShares Tezos Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	3,807,400	3,760,900
Total certificates	$ 4,681	$ 10,909
CoinShares Solana Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	13,466,523	13,560,223
Total certificates	$ 111,714	$ 189,058
CoinShares Chainlink ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	13,753,400	13,483,400
Total certificates	$ 9,233	$ 15,577
CoinShares Uniswap ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	10,827,500	8,387,500
Total certificates	$ 2,814	$ 4,483
CoinShares Cardano Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	61,015,625	47,690,625
Total certificates	$ 9,659	$ 17,354
CoinShares Cosmos Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	1,630,500	1,630,500
Total certificates	$ 1,490	$ 1,864
CoinShares Polygon Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	3,501,500	3,101,500
Total certificates	$ 2,737	$ 3,497
CoinShares Algorand Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	8,229,700	7,794,700
Total certificates	$ 7,306	$ 9,225
CoinShares SEI Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	2,111,000	1,985,000
Total certificates	$ 1,012	$ 2,227
CoinShares TON Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	360,000	110,000
Total certificates	$ 276	$ 91
CoinShares BNB Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	10,000
Total certificates	$ 27
CoinShares Hyperliquid Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	4,730,200
Total certificates	$ 19,832
CoinShares Physical Top 10 Crypto Market [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	423,800	332,600
Total certificates	$ 7,766	$ 10,037
CoinShares Physical Smart Contract Platform [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	112,000	119,000
Total certificates	$ 1,443	$ 2,412
CoinShares Finanzen.net Top 10 Crypto ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	1,683,000	1,394,500
Total certificates	$ 14,663	$ 18,986
CoinShares XBTP Physical Litecoin [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	20,000	20,000
Total certificates	$ 59	$ 108
CoinShares XBTP Physical XRP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	153,000	63,000
Total certificates	$ 311	$ 232
CoinShares XBTP Physical Chainlink [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	30,000	30,000
Total certificates	$ 74	$ 129
CoinShares XBTP Physical Uniswap [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	45,000	5,000
Total certificates	$ 122	$ 29
CoinShares XBTP Physical Staked Cardano [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	163,000	23,000
Total certificates	$ 167	$ 56
CoinShares XBTP Physical Staked Polkadot [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	60,000	60,000
Total certificates	$ 51	$ 112
CoinShares XBTP Physical Staked Solana [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	240,000	160,000
Total certificates	$ 542	$ 613